ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of the Company's Major Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2014 item
VIE arrangements [Line Items]
Number of categories of schools	2
Consolidated variable interest entity without recourse [Member]
VIE arrangements [Line Items]
Percentage of equity interest in the schools	100.00%